Subsequent Events - Additional Information (Detail) (Loan Agreement, USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Feb. 12, 2015
Subsequent Event [Line Items]
Debt instrument, maturity date description	The loan bears interest at a rate of twelve percent (12%) per year and has a maturity date of the earlier of (i) 90 days from the date of the loan agreement, or (ii) five days after the closing of a registered public offering of securities of the Company.
Subsequent Event
Subsequent Event [Line Items]
Debt instrument, amount		250,000
Debt instrument, interest rate		12.00%
Termination fee, percentage		5.00%
Subsequent Event | Date of the loan agreement
Subsequent Event [Line Items]
Debt instrument, maturity term		90 days
Subsequent Event | After the closing of a registered public offering of securities
Subsequent Event [Line Items]
Debt instrument, maturity term		5 days